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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01605


                          Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                Pioneer Balanced Fund
                Schedule of Investments 9/30/04 (unaudited)
Shares                                                                                        Value
                COMMON STOCKS - 64.1 %
                Energy - 6.1 %
                Integrated Oil & Gas - 0.4 %
      11,200    Exxon Mobil Corp.                                                   $                541,296
                Oil & Gas Drilling - 4.6 %
      21,800    Encana Corp.                                                        $              1,009,340
      98,100    ENSCO International, Inc.                                                          3,204,927
      63,600    Varco International, Inc. *                                                        1,705,752
                                                                                    $              5,920,019
                Oil & Gas Exploration & Production - 1.0 %
      38,000    Pioneer Natural Resources Co.                                       $              1,310,240
                Total Energy                                                        $              7,771,555
                Materials - 3.0 %
                Precious Metals & Minerals - 3.0 %
      83,000    Newmont Mining Corp.                                                $              3,778,990
                Total Materials                                                     $              3,778,990
                Capital Goods - 3.8 %
                Aerospace & Defense - 3.3 %
      79,000    Northrop Grumman Corp.                                              $              4,213,070
                Electrical Component & Equipment - 0.4 %
      23,800    Molex, Inc. (Class A)                                               $                626,178
                Total Capital Goods                                                 $              4,839,248
                Commercial Services & Supplies - 0.7 %
                Diversified Commercial Services - 0.7 %
      19,900    Cintas Corp.                                                        $                836,596
                Total Commercial Services & Supplies                                $                836,596
                Transportation - 2.3 %
                Trucking - 2.3 %
      38,800    United Parcel Service                                               $              2,945,696
                Total Transportation                                                $              2,945,696
                Media - 3.3 %
                Broadcasting & Cable Tv - 1.1 %
      21,500    Clear Channel Communications, Inc.                                  $                670,155
      28,900    Comcast Corp.  *                                                                     806,888
                                                                                    $              1,477,043
                Movies & Entertainment - 2.1 %
      79,800    Viacom, Inc. (Class B)                                              $              2,678,088
                Total Media                                                         $              4,155,131
                Retailing - 2.8 %
                Apparel Retail - 0.8 %
      28,000    Liz Claiborne, Inc.                                                 $              1,056,160
                General Merchandise Stores - 2.0 %
      93,300    Family Dollar Stores, Inc.                                          $              2,528,430
                Total Retailing                                                     $              3,584,590
                Food & Drug Retailing - 6.0 %
                Drug Retail - 0.9 %
      28,200    CVS Corp.                                                           $              1,188,066
                Food Distributors - 1.3 %
      36,700    Cardinal Health, Inc.                                               $              1,606,359
                Food Retail - 2.9 %
      57,900    Wm. Wrigley Jr. Co.                                                 $              3,665,649
                Hypermarkets & Supercenters - 0.9 %
      22,100    Wal-Mart Stores, Inc.                                               $              1,175,720
                Total Food & Drug Retailing                                         $              7,635,794
                Food, Beverage & Tobacco - 5.8 %
                Distillers & Vintners - 2.4 %
      61,500    Anheuser-Busch Companies, Inc.                                      $              3,071,925
                Soft Drinks - 3.4 %
      37,800    The Coca-Cola Co.                                                   $              1,513,890
      58,100    PepsiCo, Inc.                                                                      2,826,565
                                                                                    $              4,340,455
                Total Food, Beverage & Tobacco                                      $              7,412,380
                Household & Personal Products - 3.9 %
                Household Products - 0.9 %
      27,200    Estee Lauder Co.                                                    $              1,136,960
                Personal Products - 3.0 %
      90,900    Gillette Co.                                                        $              3,794,166
                Total Household & Personal Products                                 $              4,931,126
                Health Care Equipment & Services - 4.7 %
                Health Care Distributors - 1.6 %
      53,200    Wyeth                                                               $              1,989,680
                Health Care Equipment - 3.1 %
      52,700    Biomet, Inc.                                                        $              2,470,576
      23,100    Guidant Corp.                                                                      1,525,524
                                                                                    $              3,996,100
                Total Health Care Equipment & Services                              $              5,985,780
                Pharmaceuticals & Biotechnology - 4.6 %
                Biotechnology - 0.7 %
      15,668    Amgen, Inc. *                                                       $                888,062
                Pharmaceuticals - 3.9 %
      11,100    Eli Lilly & Co.                                                     $                666,555
      22,700    Merck & Co., Inc.                                                                    749,100
     118,141    Pfizer, Inc.                                                                       3,615,115
                                                                                    $              5,030,770
                Total Pharmaceuticals & Biotechnology                               $              5,918,832
                Diversified Financials - 2.4 %
                Asset Management & Custody Banks - 0.9 %
      40,200    The Bank of New York Co., Inc.                                      $              1,172,634
                Consumer Finance - 1.5 %
      36,700    American Express Co.                                                $              1,888,582
                Total Diversified Financials                                        $              3,061,216
                Insurance - 4.8 %
                Property & Casualty Insurance - 4.8 %
       1,550    Berkshire Hathaway, Inc. (Class B) *                                $              4,450,050
      20,500    Progressive Corp.                                                                  1,737,375
                                                                                    $              6,187,425
                Total Insurance                                                     $              6,187,425
                Software & Services - 7.7 %
                Application Software - 4.4 %
     154,300    Microsoft Corp.                                                     $              4,266,395
      23,000    Symantec Corp. *                                                                   1,262,240
                                                                                    $              5,528,635
                Data Processing & Outsourced Services - 3.3 %
      97,700    First Data Corp.                                                    $              4,249,950
                Total Software & Services                                           $              9,778,585
                Technology Hardware & Equipment - 1.4 %
                Computer Hardware - 1.3 %
      94,900    Hewlett-Packard Co.                                                 $              1,779,375
                Total Technology Hardware & Equipment                               $              1,779,375
                Semiconductors - 0.3 %
                Semiconductors - 0.3 %
      18,000    Intel Corp.                                                         $                361,080
                Total Semiconductors                                                $                361,080
                Telecommunication Services - 0.7 %
                Wireless Telecommunication Services - 0.7 %
      34,700    Vodafone Group Plc (A.D.R.)                                         $                836,617
                Total Telecommunication Services                                    $                836,617
                TOTAL COMMON STOCKS
                (Cost   $72,450,394)                                                $             81,800,016

 Principal
   Amount
                ASSET BACKED SECURITIES - 0.7 %
                Transportation - 0.0 %
                Airlines - 0.0 %
      12,687    Continential Airlines, 6.648%, 9/15/17                              $                 11,876
                Total Transportation                                                $                 11,876
                Diversified Financials - 0.5 %
                Diversified Financial Services - 0.4 %
     261,819    PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)            $                262,722
     300,664    Power Receivables Finance, 6.29%, 1/1/12 (144A)                                      315,069
                                                                                    $                577,791
                Total Diversified Financials                                        $                577,791
                Real Estate - 0.2 %
                Real Estate Investment Trust - 0.2 %
     300,000    Global Signal Trust, 5.395%, 1/15/34 (144A)                         $                295,443
                Total Real Estate                                                   $                295,443
                TOTAL ASSET BACKED SECURITIES
                (Cost   $872,633)                                                   $                885,110

                COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9 %
                Banks - 0.7 %
                Thrifts & Mortgage Finance - 0.7 %
     951,049    Structured Asset Securities Corp., 6.0765%, 9/25/32                 $                937,827
                Total Banks                                                         $                937,827
                Government - 0.2 %
                Government - 0.1 %
     229,966    Freddie Mac 5.00%, 1/15/16                                          $                234,853
                Total Government                                                    $                234,853
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost   $1,214,335)                                                 $              1,172,680

                CORPORATE BONDS - 12.1 %
                Energy - 0.7 %
                Integrated Oil & Gas - 0.1 %
     120,000    Occidental Petroleum, 6.75%, 1/15/12                                $                136,037
                Oil & Gas Exploration & Production - 0.2 %
     300,000    Gazprom International SA., 7.201%, 2/01/20 (144A)                   $                303,750
                Oil & Gas Refining Marketing & Transportation - 0.3 %
     430,000    Magellan Midstream Partners, L.P., 6.45%, 6/1/14                    $                452,056
                Total Energy                                                        $                891,843
                Materials - 1.1 %
                Commodity Chemicals - 0.2 %
     300,000    Nova Chemicals Ltd., 6.5%, 1/15/12                                  $                309,750
                Diversified Metals & Mining - 0.4 %
     425,000    Inco Ltd., 7.2%, 9/15/32                                            $                484,810
                Metal & Glass Containers - 0.1 %
     125,000    Tenneco Packaging, 8.125%, 6/15/17                                  $                156,603
                Paper Products - 0.2 %
     250,000    Abitibi-Consolidated, Inc., 6.95%, 4/1/08                           $                255,000
                Steel - 0.2 %
     225,000    International Steel Group, 6.5%, 4/15/14 (144A)                     $                225,000
                Total Materials                                                     $              1,431,163
                Capital Goods - 0.5 %
                Construction & Engineering - 0.1 %
     150,000    Shaw Group, Inc. 10.75%, 3/15/2010                                  $                157,500
                Electrical Component & Equipment - 0.1 %
     200,000    Thomas & Betts Corp., 7.25%, 6/1/13                                 $                214,033
                Industrial Conglomerates - 0.2 %
     145,000    General Electric Capital Corp., 6.125%, 2/22/11                     $                159,890
      90,000    General Electric Capital Corp., 6.75%, 3/15/32                                       103,582
                                                                                    $                263,472
                Total Capital Goods                                                 $                635,005
                Commercial Services & Supplies - 0.1 %
                Diversified Commercial Services - 0.1 %
     100,000    Deluxe Corp. 144A 3.5%, 10/1/2007                                   $                 99,718
                Total Commercial Services & Supplies                                $                 99,718
                Automobiles & Components - 0.7 %
                Automobile Manufacturers - 0.7 %
     500,000    General Motors, 7.2%, 1/15/11                                       $                529,534
     300,000    Hyundai Motor Co., Ltd., 5.3%, 12/19/08                                              307,925
                                                                                    $                837,459
                Total Automobiles & Components                                      $                837,459
                Hotels, Restaurants & Leisure - 0.5 %
                Casinos & Gaming - 0.1 %
     100,000    Turning Stone, 9.125%, 12/15/10 (144A)                              $                108,000
                Hotels, Resorts & Cruise Lines - 0.4 %
     500,000    Hilton Hotels, 7.625%, 12/1/12                                      $                581,250
                Total Hotels, Restaurants & Leisure                                 $                689,250
                Media - 1.8 %
                Broadcasting & Cable TV - 1.0 %
     500,000    Comcast Cable Corp., 7.125%,  6/15/13                               $                565,502
     300,000    Cox Communications, 7.125%, 10/1/12                                                  325,525
     415,000    Echostar DBS Corp., 6.375%, 10/1/11 (144A)                                           420,188
                                                                                    $              1,311,215
                Movies & Entertainment - 0.3 %
     400,000    AOL Time Warner, Inc., 6.875%, 5/1/12                               $                446,271
                Publishing - 0.4 %
     512,000    News America, Inc., 7.3%, 4/30/28                                   $                578,214
                Total Media                                                         $              2,335,700
                Retailing - 0.4 %
                Specialty Stores - 0.4 %
     500,000    Toys "R" Us, 7.875%, 4/15/13                                        $                498,750
                Total Retailing                                                     $                498,750
                Food, Beverage & Tobacco - 0.3 %
                Tobacco - 0.3 %
     400,000    Altria Group Inc., 7.0%, 11/4/13                                    $                417,345
                Total Food, Beverage & Tobacco                                      $                417,345
                Health Care Equipment & Services - 0.6 %
                Health Care Facilities - 0.4 %
     500,000    HCA, Inc., 6.3%, 10/1/12                                            $                518,385
                Health Care Supplies - 0.2 %
     250,000    Bausch & Lomb, 7.125%, 8/1/28                                       $                264,344
                Total Health Care Equipment & Services                              $                782,729
                Banks - 0.6 %
                Diversified Banks - 0.3 %
     150,000    KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                              $                148,549
     225,000    National Westminster, 7.375%, 10/1/09                                                260,013
                                                                                    $                408,562
                Thrifts & Mortgage Finance - 0.2 %
     300,000    Sovereign Bank, 5.125%, 3/15/13                                     $                299,096
                Total Banks                                                         $                707,658
                Diversified Financials - 1.2 %
                Investment Banking & Brokerage - 0.1 %
     200,000    E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                       $                208,000
                Other Diversified Finance Services - 0.7 %
     300,000    Brascan Corp., 5.75%, 3/1/10                                        $                317,508
     275,000    Citigroup, Inc., 7.25%, 10/1/10                                                      322,810
     300,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)                                           290,954
                                                                                    $                931,272
                Specialized Finance - 0.3 %
     300,000    MDP Acquistions, 9.625%, 10/1/12                                    $                339,000
                Total Diversified Financials                                        $              1,478,272
                Insurance - 1.2 %
                Life & Health Insurance - 0.2 %
     300,000    Provident Companies, Inc., 7.0%, 7/15/18                            $                294,750
                Multi-Line Insurance - 0.1 %
     150,000    Loew Corp., 5.25%, 3/15/16                                          $                151,022
                Property & Casualty Insurance - 0.6 %
     180,000    Kingsway America, Inc. 7.5%, 2/1/14                                 $                186,659
     200,000    Arch Capital Group Ltd., 7.35%, 5/1/34                                               207,118
     350,000    Ohio Casualty Corp., 7.3%, 6/15/14                                                   369,355
                                                                                    $                763,132
                Reinsurance - 0.2 %
     300,000    Odyssey Re Holdings, 7.65%, 11/1/13                                 $                327,210
                Total Insurance                                                     $              1,536,114
                Real Estate - 0.6 %
                Real Estate Investment Trusts - 0.6 %
     400,000    Hospitality Properties Trust, 6.75%, 2/15/13                        $                430,060
     300,000    Colonial Reality LP, 6.15%, 4/15/13                                                  315,176
                                                                                    $                745,236
                Total Real Estate                                                   $                745,236
                Technology Hardware & Equipment - 0.9 %
                Computer Hardware - 0.7 %
     500,000    NCR Corp., 7.125%, 6/15/09                                          $                554,495
     300,000    UNISYS Corp., 6.875%, 3/15/10                                                        312,750
                                                                                    $                867,245
                Technology Distributors - 0.2 %
     300,000    Arrow Electronic, Inc., 6.875%, 7/1/13                              $                324,607
                Total Technology Hardware & Equipment                               $              1,191,852
                Telecommunication Services - 0.4 %
                Integrated Telecommunication Services - 0.4 %
     300,000    Intelsat Ltd. 6.5%, 11/1/13                                         $                246,000
     300,000    Telecom Italia S.p.A. 5.25%, 11/15/13 (144A)                                         305,660
                                                                                    $                551,660
                Total Telecommunication Services                                    $                551,660
                Utilities - 0.5 %
                Electric Utilities - 0.3 %
     313,500    FLP Energy American Wind Llc, 6.639%, 6/20/23 (144A)                $                328,749
                Multi-Utilities & Unregulated Power - 0.2 %
     300,000    Reliant Energy, Inc., 9.5%, 7/15/13                                 $                325,875
                Total Utilities                                                     $                654,624
                TOTAL CORPORATE BONDS
                (Cost   $14,674,394)                                                $             15,484,378

                U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.2 %
                Banks - 0.2 %
                Thrifts & Mortgage Finance - 0.2 %
     300,000    Freddie Mac 3.25%, 02/25/08                                         $                297,329
                Total Banks                                                         $                297,329
                Government - 21.0 %
                Government - 20.9 %
     753,353    Government National Mortgage Association, 5.50%, 8/15/33            $                768,000
     396,245    Government National Mortgage Association, 5.00%, 4/15/34                             394,824
     241,932    Government National Mortgage Association,  6.50%, 05/15/33                           255,522
   1,708,230    Government National Mortgage Association, 6.0%, 9/15/33                            1,773,667
   1,683,612    Government National Mortgage Association II,  6.00%, 11/20/33                      1,745,478
     520,456    Government National Mortgage Association II, 5.50%, 02/20/34                         529,321
     697,024    Government National Mortgage Association, 6.0%, 10/20/33                             725,037
     383,024    Government National Mortgage Association, 6.00%, 10/15/33                            397,697
     700,000    U.S. Treasury Notes, 4.75%, 11/15/08                                                 742,000
   1,985,000    U.S. Treasury Notes, 4.00%, 11/15/12                                               1,994,615
     500,000    U.S. Treasury Notes, 4.75%, 5/15/14                                                  524,844
     115,427    Federal Home Loan Mortgage Corp., 6.50%, 5/01/09                                     121,982
     441,685    Federal Home Loan Mortgage Corp., 6.00%, 01/01/33                                    456,859
     552,589    Federal Home Loan Mortgage Corp., 6.00%, 4/1/33                                      571,572
     403,731    Federal Home Loan Mortgage Corp., 5.5%, 10/01/16                                     418,062
     417,872    Government National Mortgage Association, 5.50%, 08/15/33                            425,996
     163,807    Government National Mortgage Association, 5.5%, 9/15/33                              167,330
     332,689    Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                                      350,582
     565,246    Federal Home Loan Mortgage Corp., 5.50%, 5/1/33                                      584,650
     245,276    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                                       253,618
     367,385    Federal Home Loan Mortgage Corp., 5.50%, 12/01/18                                    381,316
     235,480    Federal Home Loan Mortgage Corp., 6.50%, 07/01/33                                    248,205
     982,569    Federal Home Loan Mortgage Corp., 1 5.0%, 4/1/34                                     974,078
     153,011    Federal National Mortgage Association, 6.00%, 11/01/16                               160,552
      40,000    Federal National Mortgage Association, 7.125%, 6/15/10                                46,407
   1,260,000    Federal National Mortgage Association, 6.125%, 3/15/12                             1,403,769
     312,520    Government National Mortgage Association, 6.5%, 10/15/28                             330,725
      59,342    Government National Mortgage Association, 8.0%, 2/15/30                               64,785
      18,311    Government National Mortgage Association, 7.5%, 1/15/30                               19,730
     218,677    Federal National Mortgage Association, 6.50%, 4/01/29                                231,579
     216,335    Federal National Mortgage Association, 6.50%, 12/01/21                               227,833
     548,456    Federal National Mortgage Association, 6.5%, 5/1/2032                                575,696
     870,718    Federal National Mortgage Association, 6.00% 01/01/33                                902,274
     353,821    Federal National Mortgage Association, 5.50%, 8/1/14                                 368,231
     479,724    Federal National Mortgage Association, 6.50%, 7/1/32                                 503,551
     580,149    Federal National Mortgage Association, 5.50%, 2/01/17                                601,143
     403,789    Federal National Mortgage Association, 6.00%, 1/01/33                                418,423
     184,992    Federal National Mortgage Association, 6.50%, 9/01/32                                195,001
      48,458    Federal National Mortgage Association, 6.5%, 10/01/32                                 50,865
     458,542    Federal National Mortgage Association, 5.00%, 5/01/18                                467,730
     520,136    Federal National Mortgage Association, 6.00%, 2/01/33                                538,944
     710,326    Federal National Mortgage Association, 5.50%, 5/01/33                                721,289
      96,418    Federal National Mortgage Association, 9.0%, 4/01/33                                 104,575
     380,069    Federal National Mortgage Association, 6.0%, 12/01/33                                393,813
     467,028    Federal National Mortgage Association, 5.5%, 11/1/33                                 474,235
     439,312    Federal National Mortgage Association, 5.50%, 4/1/34                                 445,674
     217,902    Federal National Mortgage Association, 5.50%, 3/1/34                                 221,058
     496,882    Federal National Mortgage Association, 5.0%, 6/1/34                                  492,277
     360,000    US Treasury Notes, 5.375%, 2/15/31                                                   385,650
   1,500,000    U.S. Treasury Notes, 5.625%, 5/15/08                                               1,631,192
                Total Government                                                    $             26,782,256
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost   $26,797,295)                                                $             27,079,585

                TOTAL INVESTMENT IN SECURITIES - 103.8%
                (Cost   $116,009,051)(a)                                            $            126,421,769

                OTHER ASSETS AND LIABILITIES - (3.8)%                               $             1,274,355

                TOTAL NET ASSETS - 100.0%                                           $            127,696,124

          *     Non-income producing security.

       144A     Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
                $3,163,253 or 2.5% of net assets.

        (a)     At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $116,082,812 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                           $      11,076,392

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                                   (737,435)

                Net unrealized gain                                                 $      10,338,957


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.